Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Basis of presentation

a. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulation of the U.S. Securities and Exchange Commission (the “SEC”).

Foreign currency translation

b. Foreign currency translation

The Company uses US$ as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, United States, is US$. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or their respective local currency as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of operations and comprehensive loos (income).

Historically, the Company presented its financial results in Renminbi. Starting from January 1, 2023, the Company changed its reporting currency from Renminbi to U.S. dollars since a majority of its revenues and expenses are now denominated in U.S. dollars. The Company believes the alignment of the reporting currency with the underlying operations would better illustrate its results of operations for each period. The historical results of operations and financial statements included in this report are presented based on what were presented in the previous filed Form 20-F.

Use of estimates

c. Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, impairment of intangible assets and other long-lived assets, valuation allowance for deferred tax assets and allowance for credit loss. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

Basis of consolidation

d. Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation.

The consolidated financial statements include the financial statements of the Company, its subsidiaries.

Reclassifications

e. Reclassifications

Certain prior year amounts in the consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications relate to Cash and cash equivalents for the prior period presented that have been reclassified to Restricted cash to conform to the current period’s presentation and they have no effect on net income or stockholders’ equity as previously reported. For details, please refer to the Note 4-Cash, Cash Equivalents and Restricted Cash.

Cash and cash equivalents

f. Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when initially purchased.

Restricted cash

g. Restricted cash

Restricted cash includes the deposits required by U.S. Department of Education for contract implementation and the deposits necessary to secure lines of credit from financial institutions.

Accounts receivable, net	h. Accounts receivable, net Accounts receivable, net mainly represent the amounts due from the students of the Group’s school in the US.
Allowance for Credit Losses

i. Allowance for Credit Losses

In accordance with Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments - Credit Losses, the Company estimates and records an expected lifetime credit loss on accounts receivable and long-term receivable included in other non-current assets by utilizing historical write-off rates as a starting point for determining expected credit losses and has considered all available relevant information, including details about past events, current conditions, and reasonable and supportable forecasts, as well as their impact on the expected credit losses. The allowance for expected credit losses is adjusted for current conditions and reasonable and supportable forecasts. The Company recognized a provision for expected credit losses on accounts receivable of $533 and $443 as of December 31, 2023 and 2024, respectively, prepaid and other current assets of nil and $461 as of December 31, 2023 and 2024 and on long-term receivable of $769 and $308 as of December 31, 2023 and 2024.

Property and equipment

j. Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Intangible assets
k.	Intangible assets

Intangible assets represent software, trade name and accreditation. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (Refer to Note 8-Intangible Assets for further information):

Software	2 years to 10 years
Trade names	Indefinite

The Group has determined that trade names have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASC 350, as of September 30 every previous year and December 31, 2024, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment. When these events occur, the Group estimates the fair value of these trade names with the Relief from Royalty method (“RFR”), which is one of the income approaches. RFR method is generally applied for assets that frequently licensed in exchange for royalty payments. As the owner of the asset is relieved from paying such royalties to a third party for using the asset, economic benefit is reflected by notional royalty savings. An impairment loss is recognized for any excess in the carrying value over the fair value of trade names.

Segments

l. Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is Jin Huang, our Chairman of the Board of Directors and CEO.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base and technology. The Group’s operating segment is based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment.

The accounting policies of the single segment are the same as described in the significant accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net income that also is reported on the Consolidated Statements of Operations and Comprehensive (Loss) Income as consolidated net income. The measure of the single segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.

The CODM reviews revenues and expenses at the consolidated level as disclosed in the Group’s Consolidated Statements of Operations and Comprehensive (Loss) Income and uses net income to evaluate return on assets and to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. The competitive analysis and the monitoring of budgeted versus actual results are used in assessing the segment’s performance and in establishing management’s compensation.

Substantially the majority of the Group’s revenues are derived from U.S. based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in and derived from U.S. . Therefore, no geographical segments are presented.

Impairment of long-lived assets

m. Impairment of intangible assets and long-lived assets

The Group reviews its intangible assets and long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Revenue recognition

n. Revenue recognition

The Group’s revenue is generated from delivering educational programs and licensing our HybriU.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group has one reportable segment. Bay State College and NewSchool in U.S. offer career-focused post-secondary educational services to undergraduate students and provide HybirU.

Bay State College was closed at the end of August 2024.

For undergraduate students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities.

For undergraduate students, the Group’s performance obligation is to provide acknowledged academic education within academic years, and post-secondary with Associates and Bachelor’s programs within agreed-upon periods. The transaction price is the tuition fee received and circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist. As there is only one performance obligation, all the transaction price is allocated to the one performance obligation. The Group satisfies performance obligation to students over time, and recognizes revenue according to school days consumed in each month of a semester.

We also derive revenue principally from licensing our solution of HybirU. Our HybriU can grant licenses (“Licensing”) to third parties in different markets.

Licensing - There is only one performance obligation for Licensing which is to deliver HybriU solution to customers as a combination of software, user manuals, technical documentation and other related materials, which customers can benefit alongside ready-made resources. Revenue for Licensing is recognized at point in time which is upon delivery of HybriU solution because the solution is considered as functional intellectual property due to the solution has significant standalone functionality, and the Company does not expect to substantively change that functionality which will significantly affect the utility of the solution after delivery. The Company also promises to provide unspecified updates, bug fixed and error collection for the solution (refer to as “technical support”) free of charge if any issues occurred during the operation and requested by customers during the licensing term. The technical support is considered as an immaterial promise and not identified as a single performance obligation because it’s minimally and infrequently provided to customers based on historical experiences which is also in line with the Company’s expectation. There is not variable consideration and significant financing component.

Contract Balances

The transferred control of promised service to customers results in the Group’s unconditional rights and conditional consideration receivable on passage of time. The Group has no contract assets as of December 31, 2023 and 2024.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from students. As of December 31, 2023 and 2024, the Group’s deferred revenue amounted to $544 and $436, while net revenue amount to $9,163 and $9,392, including net revenue from educational programs amounted to $9,163 and $7,468 for the years ended 2023 and 2024 respectively.

Cost of revenues

o. Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and used in the provision of educational services, costs of educational materials.

Leases

p. Leases

The Group accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Group recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Group’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Group’s lease agreements contain renewal options; however, the Group do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Group is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating lease

When none of the criteria of finance lease are met, a lessee shall classify the lease as an operating lease.

Fair value of financial instruments

q. Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, prepayment and other current assets, accounts payable and short-term borrowings. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

Net (loss) income per share

r. Net (loss) income per share

Basic earnings per share is computed by dividing net (loss) /income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the vest of restricted shares. Ordinary share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary share equivalents are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Income taxes

s. Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-50-19 requires that an entity disclose its policy on classification of interest and penalties due to taxing authorities in the notes to the financial statements. In addition, ASC 740-10-50-15(c) requires that all entities disclose in the statement of operations and in the statement of financial position the total amounts of the interest and penalties related to tax positions recognized. As of December 31, 2023 and 2024 the Company did not have any interest or penalty on tax deficiencies.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted off amount in the consolidated balance sheets as of December 31, 2023 and 2024, respectively.

Uncertain tax positions

t. Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes under ASC 740, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the year ended December 31, 2022, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive income

u. Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on short-term investments and foreign currency translation adjustments.

Share-based compensation

v. Share-based compensation

The Group grants restricted stock to its employees and directors. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Loss contingencies

w. Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive (loss) income (if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) the amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.